Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 595	$ 440	$ 450	$ 680
Cumulative tax impact	18	20	46	43
Balance, net of tax	613	460	496	723
OCI before reclassifications	153	(211)	(224)
Amounts reclassified from AOCI	2	201	(6)
Other comprehensive income (loss), before tax, portion attributable to parent	155	(10)	(230)
Cumulative tax impact	(2)	(26)	3
OCI Balance, net of tax	153	(36)	(227)
Gains (Losses) on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	56	23	(48)	61
Cumulative tax impact	(8)	(3)	6	(8)
Balance, net of tax	48	20	(42)	53
OCI before reclassifications	38	(126)	(90)
Amounts reclassified from AOCI	(5)	197	(19)
Other comprehensive income (loss), before tax, portion attributable to parent	33	71	(109)
Cumulative tax impact	(5)	(9)	14
OCI Balance, net of tax	28	62	(95)
Gains (Losses) on Available- For-Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(10)	(16)	0	1
Cumulative tax impact	1	2	0	0
Balance, net of tax	(9)	(14)	0	1
OCI before reclassifications	6	(16)	(1)
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss), before tax, portion attributable to parent	6	(16)	(1)
Cumulative tax impact	(1)	2	0
OCI Balance, net of tax	5	(14)	(1)
Defined Benefit Pension Plan Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(95)	(78)	(162)	(231)
Cumulative tax impact	25	21	40	51
Balance, net of tax	(70)	(57)	(122)	(180)
OCI before reclassifications	(24)	80	56
Amounts reclassified from AOCI	7	4	13
Other comprehensive income (loss), before tax, portion attributable to parent	(17)	84	69
Cumulative tax impact	4	(19)	(11)
OCI Balance, net of tax	(13)	65	58
Foreign Currency Translation Adjustments (“CTA”)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	644	511	660	849
Cumulative tax impact	0	0	0	0
Balance, net of tax	644	511	660	$ 849
OCI before reclassifications	133	(149)	(189)
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss), before tax, portion attributable to parent	133	(149)	(189)
Cumulative tax impact	0	0	0
OCI Balance, net of tax	$ 133	$ (149)	$ (189)